Income Taxes (Details)			12 Months Ended
		Apr. 01, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Income Taxes [Line Items]
Profits tax rate (in Dollars)			$ 1,807,163		$ (237,513)	$ (425)
Assessable profit percentage			16.50%	16.50%
Statutory income tax rate	[1]		36.80%	36.80%
Valuation allowance (in Dollars)			$ 2,448,966		$ 1,310,463	$ 468,938
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate (in Dollars)		$ 2,000,000
Assessable profits percentage		8.25%
Assessable profits amount (in Dollars)				$ 2,000,000
Assessable profits tax rates			16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate			25.00%	25.00%
Japan [Member]
Income Taxes [Line Items]
Statutory income tax rate			36.80%	36.80%	36.80%	36.80%
Effective income tax rate			(5.78%)	(5.78%)	392.22%	8.92%

[1]	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.